Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Revenue from Contract with Customer [Abstract]
Current portion	$ 107,809	$ 56,691	$ 39,180
Long term portion	$ 21,006	$ 5,969	$ 1,881